Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Property, Plant and Equipment

	Leasehold	Plant and	Office	Motor
	improvements	machinery	equipment	vehicle	Total
	HK$	HK$	HK$	HK$	HK$

Cost

January 1, 2024	131,947,758	23,592,372	2,021,817	-	157,561,947

Additions	6,451,975	1,137,141	264,025	20,000	7,873,141
Written off	(3,934,125)	(924,330)	(65,283)	-	(4,923,738)

December 31, 2024	134,465,608	23,805,183	2,220,559	20,000	160,511,350

Additions	4,950,503	490,758	134,405	30,000	5,605,666
Disposal	-	(116,219)	(8,818)	-	(125,037)
Written off	-	(316,793)	(131,183)	-	(447,976)

December 31, 2025	139,416,111	23,862,929	2,214,963	50,000	165,544,003

Accumulated depreciation

January 1, 2024	63,171,268	11,852,964	789,407	-	75,813,639

Charge for the year	28,956,777	4,671,570	408,508	2,000	34,038,855
Written off	(3,634,261)	(717,381)	(45,817)	-	(4,397,459)

December 31, 2024	88,493,784	15,807,153	1,152,098	2,000	105,455,035

Charge for the year	23,260,951	3,965,785	390,621	9,000	27,626,357
Disposal	-	(53,725)	(8,378)	-	(62,103)
Written off	-	(255,006)	(72,167)	-	(327,173)

December 31, 2025	111,754,735	19,464,207	1,462,174	11,000	132,692,116

Impairment

January 1, 2024	-	-	-	-	-

Provision	4,549,381	-	-	-	4,549,381

December 31, 2024	4,549,381	-	-	-	4,549,381

Provision	1,877,371	-	-	-	1,877,371

December 31, 2025	6,426,752	-	-	-	6,426,752

Net carrying amount

December 31, 2025	21,234,624	4,398,723	752,788	39,000	26,425,135

December 31, 2024	41,422,443	7,998,030	1,068,461	18,000	50,506,934

Net carrying amount (US$)
December 31, 2025	2,728,229	565,149	96,718	5,011	3,395,107